AFL - CIO HOUSING INVESTMENT TRUST [Date] 2019 [Fund Name] AFL - CIO Housing Investment Trust 2401 Pennsylvania Avenue, NW, Suite 200 Washington, DC 20037 (202) 331 - 8055 www.aflcio - hit.com

▪ A nearly $5.9 billion investment grade fixed - income portfolio • Open - end institutional commingled mutual fund registered under Investment Company Act of 1940 and regulated by federal securities laws administered by the U.S. Securities and Exchange Commission • Monthly unit valuation and income distribution – independent third - party pricing provides integrity ▪ Record of consistent and competitive returns • Gross returns exceeded benchmark for 25 of past 26 calendar years; net returns for 16 of those years. ▪ Investment strategy • With its focus on high credit quality multifamily mortgage securities, the portfolio is designed to seek: • a higher income, • a superior credit profile, and • a similar interest rate risk compared to the benchmark. AFL - CIO Housing Investment Trust 1 As of December 31, 2018, unless otherwise denoted HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended December 31 , 2018 was 0 . 16% , 1 . 75% , 2 . 48% , and 3 . 42% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Periods over one year are annualized . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus .

▪ Invested $11.4 billion nationally (in current dollars) since inception in 1984 ▪ Financed 514 projects in 29 states and D.C. ; $19.4 billion of total development ▪ Created $29.4 billion in total economic activity • $11.6 billion in total salaries and benefits, with $5.8 billion for construction workers • $1.2 billion in local tax revenues and $2.4 billion in federal revenues ▪ Utilized 100% union labor ▪ Generated 169.2 million hours of union construction work ▪ Created 180,870 total jobs across all industries in the U.S. ▪ Financed the preservation of 110,460 housing units ; 66% affordable/workforce housing AFL - CIO Housing Investment Trust 2 Features of the HIT: 30 + Years of Impact Investing* *Source: Pinnacle Economics, Inc., and HIT. Figures provided by Pinnacle are estimates calculated using an IMPLAN input - output m odel based on HIT project data. Projects include those with financing by HIT’s subsidiary, Building America. Data current as of December 3 1, 2018 and in 2017 dollars. As of December 31, 2018

Over the next 5 years, we will work to further differentiate the HIT and offer distinct value to our investors. Seeking to deploy more capital to Impact Investments with the objective of improving returns while creating more union jobs and affordable housing. Combined with renewed efforts to reduce our costs, we believe that the HIT will be positioned for success . AFL - CIO Housing Investment Trust 3 As of December 31, 2018

x Boost deal production and Fund yield x Increase value through efficiency and growth x Create more jobs for members of the local Building Trades x Maintain strategy of overweight to high credit quality multifamily investments while enhancing investment authorities x Organizational changes and discipline to be more cost competitive AFL - CIO Housing Investment Trust 4 As of December 31, 2018

364Taft - Hartley pension plans/labor organizations ▪ $4.39 billion in net assets ▪ 75% total net assets ▪ 278 building trades funds and 86 industrial and service funds; ▪ 42 of these are Health & Welfare plans 12 public employee plans ▪ $1.50 billion in net assets ▪ 25% total net assets AFL - CIO Housing Investment Trust 5 As of December 31, 2018

AFL - CIO Housing Investment Trust 6 Leadership – Chang Suh, CFA, CEO & Co - Chief Portfolio Manager: 20+ years experience in the financial services industry, specializing in the commercial mortgage industry and 20 years at the HIT – Thalia Lankin, COO: 20 years of experience in business development, pension investment and community development finance and 16 years at the HIT – Erica Khatchadourian, CFO: 20+ years experience in accounting for financial transactions, general and personnel management and policy development, with 25 years at the HIT – Nicholas Milano, General Counsel: 25 years of experience including 2 years at SEC – Lesyllee White, Chief Marketing Officer: 20+ years of experience in the financial services industry, with 19 years at the HIT Portfolio Management – Michael Cook, CFA, FRM, Co - Chief Portfolio Manager: 15 years of experience managing, trading and structuring investments at the HIT – Guy Carter, CFA, Senior Portfolio Manager: 17 years of experience in capital markets and housing finance including 6 years at Freddie Mac and 10 years at the HIT – David Phillips, Senior Financial Analyst: 20 years of experience at the HIT As of December 31, 2018

AFL - CIO Housing Investment Trust 7 HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended December 31 , 2018 was 0 . 16% , 1 . 75% , 2 . 48% , and 3 . 42% , respectively . Returns over one year are annualized . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . Important Notice . The information furnished in this report is provided as a courtesy only to assist you in your internal reviews and does not constitute a statement of your account . Unless expressly stated otherwise, the HIT makes no representations, express or implied, as to the accuracy of the information being reported . In accordance with the Investment Company Act of 1940 , as amended, the HIT files numerous reports with the Securities and Exchange Commission, including information on its performance in its annual (audited) and semi - annual (unaudited) reports and its complete schedule of portfolio holdings for the 1 st and 3 rd quarters on Form N - Q . Performance for Periods Ending [Date] 1 Year 3 Year 5 Year 10 Year Since Inception [Date] Participant Dollar - Weighted [ x.xx ]% [x.xx]% [x.xx]% [ x.xx ]% [ x.xx ]% Market Value of Units Held at [Date]: [$ xxxxxx ] Investments Since Inception: [$ xxxxxx ] Withdrawals Since Inception: [$ xxxxxx ] Income Earned Since Inception: [$ xxxxxx ] As of December 31, 2018, unless otherwise denoted

Cycle of Sustainable Investment


Union pension funds invest in HIT
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HIT finances development projects through guaranteed securities
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The HIT Investment Cycle
Construction securities help provide competitive returns
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Construction projects generate good union jobs
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Union workers contribute to pension funds

The cycle of sustainable investment begins when union pension plans invest capital in the HIT. This capital allows the HIT to finance multifamily development projects through government/agency credit multifamily new construction and substantial rehabilitation securities, which provide pension plan investors with competitive returns. The projects create good union construction jobs. As workers at the projects earn income, the pension plan contributions increase. The pension plans have more capital to invest in the HIT and the cycle continues.

AFL-CIO Housing Investment Trust

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AFL - CIO Housing Investment Trust 9 Kenmore Plaza Apartments Chicago, IL Portner Flats Washington, DC 333 Harrison San Francisco, CA Electchester Housing Queens, NY The HIT offers investors: ▪ Competitive Returns ▪ Low Credit Risk Liquid Investment ▪ Diversification ▪ Impact Investing ▪ Union Construction Jobs ▪ Affordable Housing

AFL - CIO Housing Investment Trust 10 OBJECTIVE: Generate competitive risk - adjusted fixed - income total returns while encouraging the construction of housing, including affordable and workforce housing, and facilitating employment for the union members in the construction trades and related industries. STRATEGY : ▪ Construct and manage a portfolio with superior credit quality, higher yield, and similar interest rate risk relative to the Bloomberg Barclays U . S . Aggregate Bond Index (Barclays Aggregate) . ▪ Overweight government/agency multifamily mortgage - backed securities (MBS), which tend to provide an income advantage compared to other securities with comparable credit and interest rate risk . – Has expertise in government/agency multifamily MBS. – Directly sources construction - related multifamily MBS. – Focuses on construction - related multifamily MBS can provide a yield advantage. – Substitutes prepayment - protected multifamily MBS for corporates and some Treasuries in the benchmark, which can help make the HIT a better source of diversification than other core fixed - income strategies.

HIT Barclays Aggregate Credit Profile U.S. Government/Agency /AAA/Cash 95.6% 72.8% A & Below 0.1% 23.6% Yield Current Yield 3.42% 3.19% Interest Rate Risk Effective Duration 5.57 5.93 Convexity 0.08 0.17 Call /Prepayment Risk Call Protected 76% 72% Not Call Protected 24% 28% AFL - CIO Housing Investment Trust 11 As of December 31, 2018 The calculation of the HIT yield herein represents a widely accepted portfolio characteristic based on coupon rate and curren t p rice and is not current yield or other performance data as defined by the SEC in Rule 482.

AFL - CIO Housing Investment Trust 12 HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended December 31 , 2018 was 0 . 16% , 1 . 75% , 2 . 48% , and 3 . 42% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Periods over one year are annualized . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . HIT’s gross returns exceeded the Barclays Aggregate for the fourth quarter, 1 - , 3 - , 5 - and 10 - year periods ending December 31 , 2018 . Barclays Aggregate AAA Component has comparable credit risk and duration to the HIT . HIT’s gross and net returns exceeded the AAA Component for the 3 - , 5 - and 10 - year periods ending December 31 , 2018 , showing the value of HIT’s overweight to multifamily MBS . 0.58% 2.16% 2.91% 3.86% 0.16% 1.75% 2.48% 3.42% 0.01% 2.06% 2.52% 3.48% 0.93% 1.57% 2.22% 2.74% -2.5% -1.5% -0.5% 0.5% 1.5% 2.5% 3.5% 4.5% 1-year 3-year 5-year 10-year HIT Gross HIT Net Barclays Aggregate AAA Component Barclays Aggregate Annualized Total Returns vs. Benchmark and AAA Barclays Aggregate Component As of December 31, 2018 As of December 31, 2018, unless otherwise denoted

8.60% 12.04% 4.17% 4.59% 3.03% 5.08% 7.14% 5.68% 6.73% 6.62% 8.34% 4.71% - 1.95% 6.56% 1.58% 2.35% 3.58% 0.58% 8.21% 11.64% 3.78% 4.20% 2.64% 4.65% 6.70% 5.25% 6.28% 6.16% 7.86% 4.27% - 2.37% 6.10% 1.13% 1.94% 3.17% 0.16% 8.44% 10.25% 4.10% 4.34% 2.43% 4.33% 6.97% 5.24% 5.93% 6.54% 7.84% 4.22% - 2.02% 5.97% 0.55% 2.65% 3.54% 0.01% -3% -1% 1% 3% 5% 7% 9% 11% 13% 2001 2002 2003 2004 2005 2006 2007 2008 2009 2010 2011 2012 2013 2014 2015 2016 2017 2018 HIT Gross HIT Net Barclays Aggregate AFL - CIO Housing Investment Trust 13 Calendar Year Returns as of Year - end HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended December 31 , 2018 was 0 . 16% , 1 . 75% , 2 . 48% , and 3 . 42% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Periods over one year are annualized . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . The HIT’s gross returns have exceeded the Barclays Aggregate for 25 of 26 calendar years, including 2008, when many fixed - income investments’ returns were lower than the benchmark or negative. As of December 31, 2018, unless otherwise denoted

AFL - CIO Housing Investment Trust 14 HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended December 31 , 2018 was 0 . 16% , 1 . 75% , 2 . 48% , and 3 . 42% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Periods over one year are annualized . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . Rolling annual returns show a high correlation with the Barclays Aggregate, but tend to exceed the benchmark during periods of economic weakness . HIT vs. Barclays Aggregate Performance As of December 31, 2018 As of December 31, 2018, unless otherwise denoted -3% 0% 3% 6% 9% 12% 15% Dec-02 Jun-03 Dec-03 Jun-04 Dec-04 Jun-05 Dec-05 Jun-06 Dec-06 Jun-07 Dec-07 Jun-08 Dec-08 Jun-09 Dec-09 Jun-10 Dec-10 Jun-11 Dec-11 Jun-12 Dec-12 Jun-13 Dec-13 Jun-14 Dec-14 Jun-15 Dec-15 Jun-16 Dec-16 Jun-17 Dec-17 Jun-18 Dec-18 Barclays Aggregate HIT Gross

AFL - CIO Housing Investment Trust 15 Risk characteristics are actively measured, monitored and managed relative to the benchmark, the Barclays Aggregate ▪ Lower credit risk – Higher credit quality – Government/agency MBS – Substitutes call - protected multifamily MBS for corporate debt and some Treasuries and agency debt – No derivatives – No leverage through borrowing ▪ Similar interest rate risk – Duration and convexity similar to the benchmark ▪ Strong liquidity – More than 99 % invested in liquid securities

Oversight Committees comprised of senior management ▪ Portfolio Management Committee – Sets portfolio macro - strategy, oversees Portfolio Management Group (PMG), monitors trading matters, and approves counterparties, among other duties ▪ Valuation Committee – Oversees HIT’s valuation process, including review of the reliability of pricing by independent sources, appropriateness of valuation methodologies and determination of fair value under Board - approved policies and procedures ▪ Investment Committee – Reviews and approves all commitments related to internally sourced construction transactions, including pricing by PMG – Board of Trustees Executive Committee approves all such transactions greater than $75 million AFL - CIO Housing Investment Trust 16

AFL - CIO Housing Investment Trust 17 37.0% 4.3% 2.7% 54.9% 1.0% 0.1% Cash & Cash Equivalents AAA Agency (including Fannie & Freddie) US Government (including Treasury, FHA & Ginnie) AA Average Quality (State Housing Bonds) Direct Loan Credit Quality* As of December 31, 2018 * Based on total investments and including unfunded commitments. As of December 31, 2018

AFL - CIO Housing Investment Trust 18 * Based on total investments and including unfunded commitments. ** Includes 5.47% FN DUS SARM allocation 17.1% 0.5% 4.3% 10.1% 62.9% 1.9% 1.0% 2.2% Short Term Treasury Construction - Related MF MBS AAA Private - Label CMBS 30 - Year SF MBS Permanent MF MBS** 15 - Year SF MBS ARMS/floaters SF MBS Sector Allocation* As of December 31, 2018 As of December 31, 2018

AFL - CIO Housing Investment Trust 19 Construction - related GNMA MBS convert to permanent MBS, with the potential for significant price appreciation. Multifamily construction - related loan spreads remain higher than permanent loan spreads and some other high credit quality options. Investment Comparison As of December 31, 2018 Investment Type Effective Duration (Years) Effective Convexity Yield (%) Spread to 10 - Year (bps) 10 Year UST 8.51 0.42 2.69% 0 GNMA Construction/Permanent 8.65 0.46 4.11% 142 GNMA Permanent 7.88 0.38 3.51% 82 Agency CMBS (GNR 2018 - 85 ba ) 7.95 0.75 3.89% 120 FNMA Multifamily 10/9.5 DUS 7.60 0.36 3.51% 82 FNMA 3.5% 30yr MBS 4.94 - 1.92 3.52% 83 Gold (Freddie Mac) 3.5% 30yr MBS 4.89 - 1.94 3.54% 85 GNMA 3.5% 30yr MBS 5.03 - 1.23 3.40% 71 Barclays Corporate AAA Index 10.48 2.05 3.54% 85 As of December 31, 2018 Source: HIT and Securities Dealers 20 40 60 80 100 120 140 160 Dec-16 Jun-17 Dec-17 Jun-18 Dec-18 Spreads to 10 - Year Treasury in Basis Points Historical Multifamily Spreads December 2016 - December 2018 Ginnie Mae Permanent Ginnie Mae Construction/Permanent Fannie Mae Multifamily 10/9.5 DUS

AFL - CIO Housing Investment Trust 20 ▪ Economic, demographic and fundamental trends continued to support the multifamily market in 2018. ▪ Strong job growth and an increase in household formation, up at an annual rate of 2.3 million in the third quarter, supported the sector. ▪ In addition, rental vacancy rates remained below 5%, despite high levels of new supply in some markets and lower net absorption in the fourth quarter of the year. ▪ Rent growth continued to increase nationally, showing an increase of 4.2% annually in 2018 and U.S. commercial property prices rose 8.2% though November of 2018. ▪ Still difficult to access mortgage credit for some single family home buyers. ▪ There is an affordability crisis in almost every metro market. As of December 31, 2018, unless otherwise noted Source: Bloomberg and 2019 Outlook: Freddie Mac Multifamily Research Center

AFL - CIO Housing Investment Trust 21 Source: Bloomberg and the HIT As of December 31, 2018 1.0 1.5 2.0 2.5 3.0 3.5 4.0 4.5 Dec-16 Jun-17 Dec-17 Jun-18 Dec-18 Percent 10 - Year Treasury vs. Ginnie Mae Construction/Permanent MBS Yields 10-year Treasury Yield Ginnie Mae Construction/Permanent Yield 1.88 1.97 2.21 2.41 2.74 2.82 2.88 2.95 3.06 3.21 2.49 2.46 2.51 2.68 3.02 1.5 1.7 1.9 2.1 2.3 2.5 2.7 2.9 3.1 3.3 2-Year 3-Year 5-Year 10-Year 30-Year Percent 12/31/2017 09/30/2018 12/31/2018

AFL - CIO Housing Investment Trust 22 Source: Bureau of Labor Statistics As of December 31, 2018 -1.5 -1.0 -0.5 0.0 0.5 1.0 1.5 2.0 2.5 3.0 3.5 Nov-08 May-09 Nov-09 May-10 Nov-10 May-11 Nov-11 May-12 Nov-12 May-13 Nov-13 May-14 Nov-14 May-15 Nov-15 May-16 Nov-16 May-17 Nov-17 May-18 Nov-18 PCE Core PCE 2 4 6 8 10 12 14 16 18 Dec-07 Jun-08 Dec-08 Jun-09 Dec-09 Jun-10 Dec-10 Jun-11 Dec-11 Jun-12 Dec-12 Jun-13 Dec-13 Jun-14 Dec-14 Jun-15 Dec-15 Jun-16 Dec-16 Jun-17 Dec-17 Jun-18 Dec-18 Unemployment Rate U-3 Unemployment Rate (U-6)

AFL - CIO Housing Investment Trust 23 ▪ Financial market volatility spiked in the 4th quarter of 2018. ▪ Geopolitical risks remain elevated; most notably with the on - going trade conflict between the U.S. and China. ▪ Signs of an economic slowdown have started to appear in the U.S. as well as abroad. ▪ The U.S. Federal Government Shutdown will likely be a drag on economic growth in 2019. ▪ The Federal Reserve cut its 2019 domestic GDP expectations from 2.5% to 2.3%. ▪ The IMF has cut global growth expectations from 3.7% to 3.5% in 2019. ▪ Despite low unemployment in the U.S., inflation and inflation expectations are at or below the Federal Reserve target of 2%. ▪ Expectations in the market are for the FOMC to remain patient and data dependent in its monetary policy actions. ▪ We believe the HIT is positioned well amid heightened market volatility and the threat of a global economic slowdown given our diversification away from corporate credit and overweight to Agency / AAA credit relative to the benchmark. Source: IMF, Federal Reserve

AFL - CIO Housing Investment Trust 24 0.00 0.10 0.20 0.30 0.40 0.50 0.60 0.70 0.80 0.90 2 - and 10 - YearTreasury Rates and Spread January - December 2018 10Y-2Y Spread Source: Haver Analytics and Barclays Live

AFL - CIO Housing Investment Trust 25 Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing. A prospectus containing more complete information may be obtained from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 or by viewing the HIT’s website at www.aflcio - hit.com. The prospectus should be read carefully before investing. This document contains forecasts, estimates, opinions, and/or other information that is subjective. Statements concerning economic, financial, or market trends are based on current conditions, which will fluctuate. There is no guarantee that such statements will be applicable under all market conditions, especially during periods of downturn. It should not be considered as investment advice or as a recommendation of any kind. www.aflcio - hit.com Washington, DC, Headquarters 2401 Pennsylvania Avenue, NW, Suite 200 Washington, DC 20037 (202) 331 - 8055 [Name , Title, contact information] As of December 31, 2018, unless otherwise denoted